New accounting pronouncements	6 Months Ended
Jun. 30, 2026
New accounting pronouncements
New accounting pronouncements
4 New accounting pronouncements
a) New standards, interpretations and amendments adopted by the Group
During the current period the Group has adopted the following amendments and improvements, which have no material impacts on the Group’s interim consolidated financial statements.

•Amendments to IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures"): Classification and measurement of financial instruments
•Amendments to IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures"): Contracts referencing nature-dependent electricity
•Annual Improvements – "Volume 11": affects IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7
b) Standards issued but not yet effective in the interim condensed consolidated financial statements
IFRS 18 Presentation and Disclosures in Financial Statements
On April 9, 2024, the IASB issued ‘IFRS 18 - Presentation and Disclosures in Financial Statements'. This new standard will replace the current IAS 1. While retaining many of the existing principles of IAS 1, it is focused on the specification of a structure for the statement of profit or loss, composed of categories and required subtotals. Items in the statement of profit or loss will be classified into one of three categories: operating, investing, financing. Specified subtotals and totals will be required being the main change the mandatory inclusion of the subtotal “Operating profit or loss”. This standard also includes improvements to the disclosure of management performance measures including the reconciliation with the most similar specified subtotal in IFRS Accounting standards. This standard also enhances guidance on the principles of aggregation and disaggregation of information in the financial statements and respective notes, based on their shared characteristics. This standard applies retrospectively. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group is analyzing the potential impacts of adoption of this standard in the presentation of financial statements (in particular comprehensive income statement), and disclosures of management performance measures.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
On May 9, 2024, the IASB issued ‘IFRS 19 Subsidiaries without Public Accountability: Disclosures'. IFRS 19 is a voluntary standard which allows “Eligible” subsidiaries to use IFRS Accounting Standards with reduced disclosure requirements. IFRS 19 is a disclosure-only standard and works alongside other IFRS Accounting Standards for recognition, measurement, and presentation requirements. A subsidiary is “Eligible” if (i) it does not have public accountability; and (ii) has a parent that prepares consolidated financial statements available for public use that comply with IFRS Accounting Standards. IFRS 19 can be applied by “Eligible” subsidiaries when preparing their own consolidated, separate or individual financial statements. Complete comparative information needs to be prepared under IFRS 19 unless any exemption applies. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of this standard.
Amendments to IFRS 19 ("Subsidiaries without Public Accountability: Disclosures")
On August 21, 2025, the IASB issued On August 21, 2025, the IASB issued ‘Amendments to IFRS 19: Disclosure Requirements’. The amendment aims to reduce disclosure requirements for changes to standards and new standards issued between February 2021 and May 2024, namely: IFRS 18: Presentation and Disclosure in Financial Statements; Amendments to IAS 7 – Supplier Finance Arrangements; IAS 12 – International Tax Reform – Pillar Two Model Rules; Amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability. The presentation of complete comparative information is mandatory unless an exemption applies. The amendment is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of these amendments.
IAS 21 ("The Effects of Changes in Foreign Exchange Rates") amendment on translation to a hyperinflationary presentation currency
On November 13, 2025, the IASB issued ‘The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)'. This amendment specifies the conversion procedures for an entity whose presentation currency is that of a hyperinflationary economy. The entity applies the amendments if: (i) its functional currency is that of a non-hyperinflationary economy and it is translating its results and financial position to the presentation currency of a hyperinflationary economy; and (ii) it is translating to the currency of a hyperinflationary economy the results and financial position of a foreign operation whose functional currency is that of a non-hyperinflationary economy. Income statement and financial position must be translated into the presentation currency by translating all amounts (i.e., assets, liabilities, equity items, income, and expenses) at the spot exchange rate at the reporting date. Comparatives are also translated at the same exchange rate, except for the translation of a foreign operations, for which comparatives must be restated by applying the general price index, as provided for in IAS 29. The amendment is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of this amendment.
IFRS 20 Regulatory Assets and Regulatory Liabilities
On May 27, 2026, the IASB issued 'IFRS 20 - Regulatory Assets and Regulatory Liabilities'. This new standard applies to companies operating under a regulatory agreement in which the regulator determines how much may be charged and when such charges may be levied. IFRS 20 requires entities to account for the effects of the “differences in timing” in their financial statements by recognizing regulatory assets and regulatory liabilities, so that the entity recognizes the total allowed compensation for regulatory goods or services in the same reporting period that the entity supplies those regulatory goods or services, by recognizing, in addition to the IFRS 15 revenue, the resulting regulatory income and regulatory expenses in the income statement. Regulatory assets and liabilities are measured as specified by the regulator and when not specified, based on estimated future cash flows, discounted using the regulatory interest rate being subsequently reviewed whenever necessary. This Standard is applied retrospectively in accordance with IAS 8 or based on a modified retrospective application, the presentation of comparative information is always mandatory. This standard is effective for annual reporting periods beginning on or after 1 January 2029.
The group will not have an impact upon adoption of this standard.
IAS 28 ("Investments in Associates and Joint Ventures") amendment on fair value option for investments in Associates and Joint ventures
On June 26, 2026, the IASB issued ‘Investments in Associates and Joint Ventures: Fair value option for investments in Associates and Joint ventures (Amendments to IAS 28)'. This amendment clarifies the definition of the entities allowed to exercise the option of measuring investments in associates and joint ventures at fair value through profit or loss. Accordingly, it determines the replacement of the term “similar entities” by “entities that have a specified main business activity of investing in certain types of assets, as defined in IFRS 18. The eligibility to apply the fair value measurement option under IAS 28 does not directly imply the income and expense category of the statement of profit or loss where the income and expenses of these investments are classified. This amendment is to be applied retrospectively, with the restatement of the comparative information, on the same date as the adoption of IFRS 18. The amendment is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have an impact upon adoption of this amendment.